Share-based payments - Disclosure of information concerning PSUs (Details) - PSUs	12 Months Ended
	Sep. 30, 2020 CAD ($) shares	Sep. 30, 2019 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	861,485	658,732
Granted (in shares)	607,342	472,187
Exercised (in shares)	(157,788)	(160,694)
Forfeited (in shares)	(79,569)	(108,740)
Outstanding, end of period (in shares)	1,231,470	861,485
Grant date fair value (in CAD per share) | $	$ 107.39	$ 83.24